Comprehensive Income (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 03, 2012	Feb. 26, 2011
Components of unrealized gains (losses) on derivative instrument
Unrealized gains included in other current assets	$ 72	$ 64
Unrealized losses included in accrued liabilities	(35)	(130)
Net fair value of unrealized gains (losses) on derivative instruments	$ 37	$ (66)